Lines of Credit and Bank Guarantees	12 Months Ended
Dec. 31, 2017
Lines of Credit and Bank Guarantees [abstract]
Lines of Credit and Bank Guarantees

Note 16 – Lines of Credit and Bank Guarantees

At December 31, 2017, the Company’s subsidiary in Belgium (the “Borrower”) had a joint credit and operating line facility of €7,000, which renews annually in April upon review. Under this facility, the Borrower may borrow up to a maximum of 75% of the value of awarded sales contracts, approved by the Belgian financial institution, to a maximum of €500; and may also borrow up to €1,500 for general business purposes, provided sufficient limit exists under the overall facility limit of €7,000. Also included within the facility, is an available line of credit of €1,500 dedicated as a bank guarantee loan for the Wind to Gas Sudermarsch project in Germany. Of the €8,500 facility, €2,352 or approximately $2,821 was drawn as standby letters of credit and bank guarantees and €1,000 or approximately $1,200 was drawn as an operating line. Of the €1,500 dedicated as a bank guarantee loan for the Wind to Gas Sudermarsch project in Germany, nil was drawn as of December 31, 2017.  At December 31, 2017, the Company had availability of €3,649 or approximately $4,377  (December 31, 2016 – $4,682) under this facility for use as letters of credit and bank guarantees.

The credit facility bears interest at EURIBOR plus 1.45% per annum and is secured by a €1,000 secured first charge covering all assets of the Borrower. The credit facility contains a negative pledge precluding the Borrower from providing security over its assets. Additionally, the Borrower is required to maintain a solvency covenant, defined as equity plus current account (intercompany account with the Corporate company), divided by total liabilities of not less than 25% and ensure that its intercompany accounts with Hydrogenics do not fall below a defined level. At December 31, 2017, the Borrower was in compliance with these covenants.

At December 31, 2017, the Company also had a Canadian credit facility of $2,391 with no expiration date for use only as letters of credit and bank guarantees. At December 31, 2017,  $nil was drawn as standby letters of credit and bank guarantees.  At December 31, 2017, the Company had $2,391  (December 31, 2016 – $2,275) available under this facility for use only as letters of credit and bank guarantees.

These letters of credit and bank guarantees relate primarily to obligations in connection with the terms and conditions of the Company’s sales contracts. The standby letters of credit and letters of guarantee may be drawn on by the customer if the Company fails to perform its obligations under the sales contracts.